Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Without Sales Load [Member] | C000027865
Average Annual Return [Line Items]
Average Annual Return, Percent	1.02%	4.13%	0.14%	2.76%
Without Sales Load [Member] | C000125779
Average Annual Return [Line Items]
Average Annual Return, Percent	1.70%	3.22%	4.60%	3.94%
Without Sales Load [Member] | C000027854
Average Annual Return [Line Items]
Average Annual Return, Percent	0.89%	3.42%	3.65%	4.85%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.62%	3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.62%	3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.62%	3.79%	0.08%	1.54%
S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.38%	4.26%	5.94%	5.49%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.96%	5.91%	4.17%	5.81%